CONSOLIDATED STATEMENTS OF OPERATIONS - Pegasus Digital Mobility Acquisition Corp - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Administrative expenses - related party	$ 168,940	$ 168,000
Administrative expenses - other	642,753	80,537
Listing fee amortization expense	96,667	85,000
Legal and accounting expenses	5,359,640	997,828
Operating expenses	6,463,615	2,044,299
Loss from operations	(6,463,615)	(2,044,299)
Other income (expense):
Realized gain on marketable securities held in Trust Account		964,584
Interest and dividend income on cash and marketable securities and cash held in Trust Account	5,244,917	2,368,656
Change in fair value of warrant liability	(1,352,755)	10,549,627
Loss on foreign exchange conversion	(35,459)
Total other income, net	3,856,703	13,882,867
Net (loss) income	(2,606,912)	11,838,568
Insurance expense	195,615	712,934
Class A ordinary shares subject to possible redemption
Other income (expense):
Net (loss) income	$ 1,336,470	$ 10,137,502
Weighted average shares outstanding, basic	10,882,086	22,500,000
Weighted average shares outstanding, diluted	10,882,086	22,500,000
Basic and diluted net income (loss) per share, basic	$ 0.12	$ 0.45
Basic and diluted net income (loss) per share, diluted	$ 0.12	$ 0.45
Class B ordinary shares
Other income (expense):
Net (loss) income	$ (3,943,382)	$ 1,701,066
Weighted average shares outstanding, basic	5,625,000	5,625,000
Weighted average shares outstanding, diluted	5,625,000	5,625,000
Basic and diluted net income (loss) per share, basic	$ (0.70)	$ 0.30
Basic and diluted net income (loss) per share, diluted	$ (0.70)	$ 0.30